Goldman Sachs Small Cap Growth Insights Fund Expense Example - Class A C Inst Inv R R6 Shares [Member] - Goldman Sachs Small Cap Growth Insights Fund	Oct. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 666
Expense Example, with Redemption, 3 Years	948
Expense Example, with Redemption, 5 Years	1,252
Expense Example, with Redemption, 10 Years	2,111
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	652
Expense Example, with Redemption, 5 Years	1,132
Expense Example, with Redemption, 10 Years	2,457
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	550
Expense Example, with Redemption, 10 Years	1,242
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	609
Expense Example, with Redemption, 10 Years	1,369
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	499
Expense Example, with Redemption, 5 Years	874
Expense Example, with Redemption, 10 Years	1,928
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	545
Expense Example, with Redemption, 10 Years	$ 1,231